Contingent Liabilities and Financial Commitments - Schedule of Total Future Minimum Lease Payments under Non-cancellable Operating Leases (Details) - GBP (£)	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Finance Lease And Operating Lease By Lessee1 [Line Items]
Total future minimum payments under non-cancellable service contracts	£ 86,000,000	£ 35,000,000
Within One Year
Disclosure Of Finance Lease And Operating Lease By Lessee1 [Line Items]
Total future minimum payments under non-cancellable service contracts	63,000,000	15,000,000
Between One and Five Years
Disclosure Of Finance Lease And Operating Lease By Lessee1 [Line Items]
Total future minimum payments under non-cancellable service contracts	17,000,000	£ 20,000,000
Beyond 5 Years
Disclosure Of Finance Lease And Operating Lease By Lessee1 [Line Items]
Total future minimum payments under non-cancellable service contracts	£ 6,000,000